Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Repurchase Agreements
Period end balance	$ 33,077,829	$ 32,609,875
Average balance	31,285,927	28,349,896
Highest month-end balance	$ 34,974,510	$ 39,288,875
Weighted average interest rate	0.53%	0.31%
Amortized cost - Pledged investments	$ 55,899,113	$ 63,045,599
Fair Value - Pledged investments	$ 46,789,284	$ 62,256,702